Accounting Changes	12 Months Ended
Dec. 31, 2011
Accounting Changes
Accounting Changes

Note B.

Accounting Changes

New Standards to be Implemented

In May 2011, the Financial Accounting Standards Board (FASB) issued amended guidance and disclosure requirements for fair value measurements. These amendments are not expected to have a material impact on the consolidated financial results. These changes were effective January 1, 2012 on a prospective basis.

Standards Implemented

In September 2011, the FASB issued additional disclosure requirements for entities which participate in multi-employer pension plans. The purpose of the new disclosures is to provide financial statement users with information about an employer’s level of participation in these plans and the financial health of significant plans. The new disclosures are effective for the full year 2011 financial statements. The company does not participate in any material multi-employer plans. There was no impact in the consolidated financial results as the changes relate only to additional disclosures.

In September 2011, the FASB issued amended guidance that simplified how entities test goodwill for impairment. After an assessment of certain qualitative factors, if it is determined to be more likely than not that the fair value of a reporting unit is less than its carrying amount, entities must perform the quantitative analysis of the goodwill impairment test. Otherwise, the quantitative test(s) become optional. The guidance was effective January 1, 2012 with early adoption permitted. The company elected to adopt this guidance for the 2011 goodwill impairment test performed in the fourth quarter. There was no impact in the consolidated financial results.

In June 2011, the FASB issued amended disclosure requirements for the presentation of other comprehensive income (OCI) and accumulated other comprehensive income (AOCI). OCI is comprised of costs, expenses, gains and losses that are included in comprehensive income but excluded from net income, and AOCI comprises the aggregated balances of OCI in equity. The amended guidance eliminated the option to present period changes (OCI) as part of the Statement of Changes in Equity. Under the amended guidance, all period changes (OCI) are to be presented either in a single continuous statement of comprehensive income, or in two separate but consecutive financial statements. Only summary totals are to be included in the AOCI section of the Statement of Changes in Equity. In December 2011, the FASB deferred the requirement to present reclassifications from AOCI on the face of the Consolidated Statement of Earnings. The changes were effective January 1, 2012 with early adoption permitted. The company elected to early adopt the two-statement approach effective with its full year 2011 financial statements. There was no impact in the consolidated financial results as the amendments related only to changes in financial statement presentation. See note L, “Equity Activity,” on pages 110 and 112 for tax impacts related to individual items of OCI and a detailed presentation of the components of AOCI included in the Statement of Changes in Equity.

In December 2010, the FASB issued amended guidance to clarify the acquisition date that should be used for reporting pro-forma financial information for business combinations. If comparative financial statements are presented, the pro-forma revenue and earnings of the combined entity for the comparable prior reporting period should be reported as though the acquisition date for all business combinations that occurred during the current year had been completed as of the beginning of the comparable prior annual reporting period. The amendments in this guidance became effective prospectively for business combinations for which the acquisition date was on or after January 1, 2011. There was no impact in the consolidated financial results as the amendments relate only to additional disclosures. In addition, the company had no acquisitions which required pro-forma financial information.

In December 2010, the FASB issued amendments to the guidance on goodwill impairment testing. The amendments modify step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In making that determination, an entity should consider whether there are any adverse qualitative factors indicating that impairment may exist. The amendments were effective January 1, 2011 and did not have an impact in the Consolidated Financial Statements.

In July 2010, the FASB issued amendments to the disclosure requirements about the credit quality of financing receivables and the allowance for credit losses. The purpose of the additional disclosures is to enable users of financial statements to better understand the nature of credit risk inherent in an entity’s portfolio of financing receivables and how that risk is analyzed. For end-of-period balances, the new disclosures were required to be made in all interim and annual periods ending on or after December 15, 2010. For activity during a reporting period, the disclosures were required to be included in all interim and annual periods after January 1, 2011. In January 2011, the FASB temporarily deferred the disclosures regarding troubled debt restructurings which were included in the disclosure requirements of this amendment. In April 2011, the FASB issued additional guidance and clarifications to help creditors in determining whether a creditor has granted a concession, and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The new guidance and the previously deferred disclosures became effective July 1, 2011 applied retrospectively to January 1, 2011. Prospective application was required for any new impairments identified as a result of this guidance. These changes did not have a material impact in the Consolidated Financial Statements.

In January 2010, the FASB issued additional disclosure requirements for fair value measurements. According to the guidance, the fair value hierarchy disclosures should be disaggregated by class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the statement of financial position. In addition, significant transfers between Levels 1 and 2 of the fair value hierarchy are required to be disclosed. These additional requirements became effective January 1, 2010 for quarterly and annual reporting. These amendments did not have an impact in the consolidated financial results as this guidance relates only to additional disclosures. Certain disclosure requirements relating to fair value measurements using significant unobservable inputs (Level 3) were deferred until January 1, 2011. These additional requirements did not have an impact in the consolidated financial results as they related only to additional disclosures.

In October 2009, the FASB issued amended revenue recognition guidance for arrangements with multiple deliverables. The new guidance requires the use of management’s best estimate of selling price (BESP) for the deliverables in an arrangement when VSOE, vendor objective evidence (VOE) or TPE of the selling price is not available. In addition, excluding specific software revenue recognition guidance, the residual method of allocating arrangement consideration is no longer permitted, and an entity is required to allocate arrangement consideration using the relative selling price method. In accordance with the guidance, the company elected to early adopt its provisions as of January 1, 2010 on a prospective basis for all new or materially modified arrangements entered into on or after that date. The adoption of this guidance did not have a material impact in the Consolidated Financial Statements.

Also, in October 2009, the FASB issued guidance which amended the scope of existing software revenue recognition guidance. Tangible products containing software components and non-software components that function together to deliver the tangible product’s essential functionality are no longer within the scope of software revenue recognition guidance and are accounted for based on other applicable revenue recognition guidance. In addition, the amendments require that hardware components of a tangible product containing software components are always excluded from the software revenue recognition guidance. This guidance had to be adopted in the same period that the company adopted the amended guidance for arrangements with multiple deliverables described in the preceding paragraph. Therefore, the company elected to early adopt this guidance as of January 1, 2010 on a prospective basis for all new or materially modified arrangements entered into on or after that date. The adoption of this guidance did not have a material impact in the Consolidated Financial Statements.

For transactions entered into prior to January 1, 2010, the company recognized revenue based on established revenue recognition guidance as it related to the elements within the arrangement. For the vast majority of the company’s arrangements involving multiple deliverables, the fee from the arrangement was allocated to each respective element based on its relative fair value, using VSOE. In the limited circumstances when the company was not able to determine VSOE for all of the elements of the arrangement, but was able to obtain VSOE for any undelivered elements, revenue was allocated using the residual method. Under the residual method, the amount of revenue allocated to delivered elements equaled the total arrangement consideration less the aggregate fair value of any undelivered elements, and no revenue was recognized until all elements without VSOE had been delivered. If VSOE of any undelivered items did not exist, revenue from the entire arrangement was initially deferred and recognized at the earlier of: (i) delivery of those elements for which VSOE did not exist or (ii) when VSOE was established. The residual method and recognition of revenue on a ratable basis were generally used in circumstances where VSOE, as applicable, was unavailable.

In June 2009, the FASB issued amendments to the accounting rules for variable interest entities (VIEs). The new guidance eliminates the quantitative approach previously required for determining the primary beneficiary of a variable interest entity and requires ongoing qualitative reassessments of whether an enterprise is the primary beneficiary. The company adopted these amendments for the interim and annual reporting periods beginning on January 1, 2010. The adoption of these amendments did not have a material impact in the Consolidated Financial Statements.

In September 2009, the FASB issued amended guidance concerning fair value measurements of investments in certain entities that calculate net asset value per share (or its equivalent). If fair value is not readily determinable, the amended guidance permits, as a practical expedient, a reporting entity to measure the fair value of an investment using the net asset value per share (or its equivalent) provided by the investee without further adjustment. In accordance with the guidance, the company adopted these amendments for the year ended December 31, 2009. There was no material impact in the Consolidated Financial Statements.

In May 2009, the FASB issued guidelines on subsequent event accounting which sets forth: 1) the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements; 2) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements; and 3) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. These guidelines were effective for interim and annual periods ending after June 15, 2009, and the company adopted them in the quarter ended June 30, 2009. In February 2010, the guidance was amended to remove the requirement to disclose the date through which subsequent events were evaluated. There was no impact in the consolidated financial results.

On January 1, 2009, the company adopted the revised FASB guidance regarding business combinations which was required to be applied to business combinations on a prospective basis. The revised guidance required that the acquisition method of accounting be applied to a broader set of business combinations, amended the definition of a business combination, provided a definition of a business, required an acquirer to recognize an acquired business at its fair value at the acquisition date, and required the assets and liabilities assumed in a business combination to be measured and recognized at their fair values as of the acquisition date (with limited exceptions). There was no impact upon adoption and the effects of this guidance depend on the nature and significance of business combinations occurring after the effective date.

In April 2009, the FASB issued an amendment to the revised business combination guidance regarding the accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The requirements of this amended guidance carry forward without significant revision the guidance on contingencies which existed prior to January 1, 2009. Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if fair value can be reasonably estimated. If fair value cannot be reasonably estimated, the asset or liability would generally be recognized in accordance with the Accounting Standards Codification (ASC) Topic 450 on contingencies. There was no impact upon adoption.